Phoenix Investment Partners

AUGUST 31, 1999

Phoenix-Hollister
Small Cap Value Fund

Phoenix-Hollister
Value Equity Fund

Hollister-SM-
ANNUAL  REPORT


[LOGO] PHOENIX
       INVESTMENT PARTNERS

DEAR SHAREHOLDER:

  Surprises -- or departures -- from a "consensus forecast" are almost daily events in an investment portfolio. Economic, political, and earnings surprises determine future results. Last year and this year have been buffeted by surprises: Asian, Russian, and Latin American turbulence; collapsed oil prices followed by sudden reinflation; a deflationary boom in the United States and deflationary busts elsewhere; higher interest rates, higher real estate prices, and higher stock market averages; lower technology prices, lower unemployment, and lower prices for most finished goods.

  This chaotic seesaw has made investors confused and nervous, driving most to want those very few, widely admired companies that are richly priced relative to the market. This sentiment reflects both investor optimism and the pride of owning "successful" stocks. As a result, there is more potential for price declines in the face of bad news than for further appreciation in response to unexpected good news.

  Conversely, we feel that our portfolios should be dominated by companies that are financially successful, but that are temporarily held in low esteem and neglected by many investors. We feel these companies will respond more positively to good news than bad news. As value investors, we view ourselves as opportunists, poised to take advantage of any crisis as we did in the fall of last year. Although we remain steadfastly optimistic about the future financial weather, we believe we are prepared for any storms that the new millennium might bring.

Sincerely,

/s/ Christian C. Bertelsen
Christian C. Bertelsen
MANAGING DIRECTOR

AUGUST 31, 1999

             Mutual Funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.

PHOENIX-HOLLISTER SMALL CAP VALUE FUND

AVERAGE ANNUAL TOTAL RETURNS(1)                            PERIOD ENDING 8/31/99

                                                                          INCEPTION        INCEPTION
                                                            1 YEAR        TO 8/31/99         DATE
                                                            -------       ----------       ---------
Class A Shares at NAV(2)                                    40.90%           7.99%         11/20/97
Class A Shares at POP(3)                                    34.21            5.07          11/20/97
Class B Shares at NAV(2)                                    39.86            7.22          11/20/97
Class B Shares with CDSC(4)                                 36.02            5.16          11/20/97
Class C Shares at NAV(2)                                    39.86            7.20          11/20/97
Class C Shares with CDSC(4)                                 39.86            7.20          11/20/97
Russell 2000 Value Index(6)                                 14.09           (2.56)         11/20/97

         (1) Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.
         (2) "NAV" (Net Asset Value) total returns do not include the effect of any sales charge.
         (3) "POP" (Public Offering Price) total returns include the effect of the maximum front-end 4.75% sales charge.
         (4) CDSC (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for B shares decline from 5% to 0% over a five year period. CDSC charges for C shares are 1% in the first year and 0% thereafter.
         (5) This chart illustrates POP returns on Class A shares and CDSC returns for Class B and Class C shares since inception.
         (6) The Russell 2000 Value Index is a measure of small-capitalization, value-oriented stock total return performance. The index's performance does not reflect sales charges.
                        All returns represent past performance which may not be indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

GROWTH OF $10,000                                            PERIODS ENDING 8/31
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          PHOENIX-HOLLISTER SMALL CAP  PHOENIX-HOLLISTER SMALL CAP  PHOENIX-HOLLISTER SMALL CAP  RUSSELL 2000 VALUE INDEX(6)
             VALUE FUND CLASS A(5)        VALUE FUND CLASS B(5)        VALUE FUND CLASS C(5)
11/20/97                       $9,525                      $10,000                      $10,000                      $10,000
08/31/98                       $7,750                       $8,093                       $8,091                       $8,370
08/31/99                      $10,919                      $10,936                      $11,316                       $9,549

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 11/20/97 (inception of the Fund) in Class A, Class B and Class C shares. The total return for Class A shares reflects the maximum sales charge of 4.75% on the initial investment. The total return for Class B shares reflects the CDSC charges which decline from 5% to 0% over a five year period. The total return for Class C shares reflects the CDSC charges which are 1% in the first year and 0% thereafter. Performance assumes dividends and capital gains are reinvested.

SECTOR WEIGHTINGS                                                        8/31/99
As a percentage of equity holdings

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Technology              29%
Financials              23%
Health-Care             11%
Consumer Cyclicals      11%
Capital Goods            9%
Utilities                5%
Communication Services   3%
Other                    9%

Phoenix-Hollister Small Cap Value Fund

 TEN LARGEST HOLDINGS AT AUGUST 31, 1999 (AS A PERCENTAGE OF TOTAL NET ASSETS)

 1.  Atmel Corp.                           4.8%
     LOGIC INTEGRATED CIRCUIT MANUFACTURER
 2.  Calpine Corp.                         4.4%
     INVOLVED IN THE SALE OF ELECTRICITY AND
     OPERATES POWER GENERATION FACILITIES
 3.  Valassis Communications, Inc.         4.2%
     PUBLISHER OF SALES PROMOTION MATERIALS
 4.  Amkor Technology, Inc.                3.9%
     PROVIDES SEMICONDUCTOR PACKAGING AND TEST
     SERVICES
 5.  Dallas Semiconductor Corp.            3.4%
     MARKETS ELECTRONIC CHIPS AND CHIP-BASED
     SUBSYSTEMS
 6.  SMART Modular Technologies, Inc.      3.4%
     PROVIDES MODULAR PRODUCT SOLUTIONS
 7.  Network Access Solutions Corp.        3.3%
     A DATA COMMUNICATIONS SERVICE PROVIDER
 8.  Horace Mann Educators Corp.           3.2%
     PROVIDES LIFE INSURANCE PRODUCTS TO
     EDUCATORS AND THEIR FAMILIES
 9.  Computer Network Technology Corp.     2.8%
     MARKETS AND SUPPORTS A RANGE OF HARDWARE
     AND SOFTWARE PRODUCTS FOR
     BUSINESS-CRITICAL NETWORKS AND BUSINESS
     APPLICATIONS.
10.  C-Cube Microsystems, Inc.             2.7%
     A MARKET LEADER IN DIGITAL VIDEO
     COMPRESSION

                         INVESTMENTS AT AUGUST 31, 1999

                                             SHARES         VALUE
                                            --------   ----------------
COMMON STOCKS--92.7%

BANKS (REGIONAL)--2.4%
Cullen/Frost Bankers, Inc.............        40,000   $      1,045,000
BIOTECHNOLOGY--2.5%
Cell Genesys, Inc.(b).................       120,000          1,065,000

CHEMICALS (SPECIALTY)--1.0%
Fuller (H.B.) Co......................         7,000            421,750
COMMUNICATIONS EQUIPMENT--7.8%
C-Cube Microsystems, Inc.(b)..........        42,000          1,168,125
General Instrument Corp.(b)...........        18,000            885,375
L-3 Communications Holdings,
Inc.(b)...............................        15,000            595,312
ViaSat, Inc.(b).......................        47,000            696,187
                                                       ----------------
                                                              3,344,999
                                                       ----------------
COMPUTERS (HARDWARE)--2.8%
Computer Network Technology
Corp.(b)..............................        75,000          1,185,937

COMPUTERS (SOFTWARE & SERVICES)--0.6%
Network Associates, Inc.(b)...........        15,000            253,125

CONSTRUCTION (CEMENT & AGGREGATES)--1.3%
Texas Industries, Inc.................        18,000            576,000

ELECTRICAL EQUIPMENT--4.0%
Black Box Corp.(b)....................        25,000          1,146,875
Littelfuse, Inc.(b)...................        28,000            556,500
                                                       ----------------
                                                              1,703,375
                                                       ----------------
                                             SHARES         VALUE
                                            --------   ----------------

ELECTRONICS (SEMICONDUCTORS)--15.5%
Amkor Technology, Inc.(b).............        96,000   $      1,692,000
Atmel Corp.(b)........................        52,000          2,044,250
Dallas Semiconductor Corp.............        29,000          1,464,500
SMART Modular Technologies, Inc.(b)...        70,000          1,456,875
                                                       ----------------
                                                              6,657,625
                                                       ----------------

ENGINEERING & CONSTRUCTION--3.4%
Dycom Industries, Inc.(b).............        30,000            926,250
MasTec, Inc.(b).......................        19,000            530,812
                                                       ----------------
                                                              1,457,062
                                                       ----------------

HEALTH CARE (GENERIC AND OTHER)--2.6%
Dura Pharmaceuticals, Inc.(b).........        85,000          1,131,562

HEALTH CARE (MANAGED CARE)--2.1%
Trigon Healthcare, Inc.(b)............        25,000            907,812

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--3.5%
Cooper Companies, Inc. (The)..........        35,000            837,813
Eclipse Surgical Technologies, Inc.
(b)...................................        45,000            646,875
                                                       ----------------
                                                              1,484,688
                                                       ----------------

HOMEBUILDING--1.8%
Lennar Corp...........................        40,000            760,000

INSURANCE (PROPERTY-CASUALTY)--9.2%
Commerce Group, Inc. (The)............        20,000            445,000
Frontier Insurance Group, Inc.........        60,000            727,500
Horace Mann Educators Corp............        45,000          1,355,625
Radian Group, Inc.....................        15,000            694,688
RenaissanceRe Holdings Ltd............        11,000            397,375

                       See Notes to Financial Statements                       3

Phoenix-Hollister Small Cap Value Fund

                                             SHARES         VALUE
                                            --------   ----------------
INSURANCE (PROPERTY-CASUALTY)--CONTINUED
Selective Insurance Group, Inc........        17,000   $        302,813
                                                       ----------------
                                                              3,923,001
                                                       ----------------

MANUFACTURING (DIVERSIFIED)--1.6%
Furon Co..............................        43,000            688,000

OIL & GAS (DRILLING & EQUIPMENT)--0.5%
Gulf Island Fabrication, Inc.(b)......        18,000            231,750

POWER PRODUCERS (INDEPENDENT)--4.4%
Calpine Corp.(b)......................        21,000          1,903,125
REITS--7.1%
Health Care REIT, Inc.................        31,000            623,875
Hospitality Properties Trust..........        21,000            564,375
LaSalle Hotel Properties..............        60,000            866,250
RFS Hotel Investors, Inc..............        37,000            423,188
Sunstone Hotel Investors, Inc.........        61,000            549,000
                                                       ----------------
                                                              3,026,688
                                                       ----------------
RESTAURANTS--0.9%
Lone Star Steakhouse & Saloon,
Inc.(b)...............................        49,000            373,625
RETAIL (SPECIALTY)--2.4%
Claire's Stores, Inc..................        55,000          1,034,688
RETAIL (SPECIALTY-APPAREL)--3.4%
Men's Wearhouse, Inc. (The)(b)........        25,000            515,625
Talbots, Inc. (The)...................        30,000            928,125
                                                       ----------------
                                                              1,443,750
                                                       ----------------
SAVINGS & LOAN COMPANIES--1.4%
Bank United Corp. Class A.............        18,000            617,625
SERVICES (COMMERCIAL & CONSUMER)--3.0%
Crown Castle International Corp.(b)...        35,000            529,375
                                             SHARES         VALUE
                                            --------   ----------------
SERVICES (COMMERCIAL & CONSUMER)--CONTINUED
Wackenhut Corp. (The) Class A.........        31,000   $        749,813
                                                       ----------------
                                                              1,279,188
                                                       ----------------

SPECIALTY PRINTING--4.2%
Valassis Communications, Inc.(b)......        41,000          1,793,750

TELEPHONE--3.3%
Network Access Solutions Corp.(b).....       100,000          1,425,000
-----------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $36,082,913)                                39,734,125
-----------------------------------------------------------------------

FOREIGN COMMON STOCKS--2.0%

COMMUNICATIONS EQUIPMENT--2.0%
Gilat Satellite Networks Ltd.
(Israel)(b)...........................        18,000            848,250
-----------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,018,432)                                    848,250
-----------------------------------------------------------------------

UNIT INVESTMENT TRUSTS--2.5%
AMEX Financial Select Sector
Depository Receipts...................        14,000            330,969
Diamonds Trust, Series I..............         7,000            756,875
-----------------------------------------------------------------------
TOTAL UNIT INVESTMENT TRUSTS
(IDENTIFIED COST $1,107,984)                                  1,087,844
-----------------------------------------------------------------------

TOTAL INVESTMENTS--97.2%
(IDENTIFIED COST $38,209,329)                                41,670,219(a)
Cash and receivables, less liabilities--2.8%                  1,215,485
                                                       ----------------
NET ASSETS--100.0%                                     $     42,885,704
                                                       ================

(a)                     Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $5,558,332 and gross depreciation of $2,221,257 for
                        federal income tax purposes. At August 31, 1999, the
                        aggregate cost of securities for federal income tax purposes was $38,333,144.
(b)                     Non-income producing.

4                      See Notes to Financial Statements

Phoenix-Hollister Small Cap Value Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                AUGUST 31, 1999

ASSETS
Investment securities at value
  (Identified cost $38,209,329)       $41,670,219
Cash                                       38,010
Receivables
  Investment securities sold            2,111,564
  Fund shares sold                         54,659
  Dividends and interest                   22,825
Prepaid expenses                              621
                                      -----------
    Total assets                       43,897,898
                                      -----------
LIABILITIES
Payables
  Investment securities purchased         780,186
  Fund shares repurchased                  19,391
  Investment advisory fee                  98,718
  Distribution fee                         19,063
  Transfer agent fee                       17,867
  Trustees' fee                             8,617
  Financial agent fee                       6,185
Accrued expenses                           62,167
                                      -----------
    Total liabilities                   1,012,194
                                      -----------
NET ASSETS                            $42,885,704
                                      ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of
  beneficial interest                 $39,329,797
Accumulated net realized gain              95,017
Net unrealized appreciation             3,460,890
                                      -----------
NET ASSETS                            $42,885,704
                                      ===========
CLASS A
Shares of beneficial interest
  outstanding, $1 par value,
  unlimited authorization
  (Net Assets $26,926,466)              2,360,383
Net asset value per share                  $11.41
Offering price per share
  $11.41/(1-4.75%)                         $11.98
CLASS B
Shares of beneficial interest
  outstanding, $1 par value,
  unlimited authorization
  (Net Assets $9,493,760)                 842,647
Net asset value and offering price
  per share                                $11.27
CLASS C
Shares of beneficial interest
  outstanding, $1 par value,
  unlimited authorization
  (Net Assets $6,465,478)                 573,841
Net asset value and offering price
  per share                                $11.27

                            STATEMENT OF OPERATIONS
                           YEAR ENDED AUGUST 31, 1999

INVESTMENT INCOME
Dividends                             $   479,080
Interest                                   36,035
Foreign taxes withheld                       (480)
                                      -----------
    Total investment income               514,635
                                      -----------
EXPENSES
Investment advisory fee                   304,049
Distribution fee, Class A                  52,948
Distribution fee, Class B                  79,934
Distribution fee, Class C                  45,972
Distribution fee, Class M                      35
Financial agent fee                        57,911
Transfer agent                             73,221
Printing                                   21,973
Professional                               18,982
Registration                               18,554
Organizational                             17,418
Trustees                                   16,458
Custodian                                  13,030
Miscellaneous                               5,192
                                      -----------
    Total expenses                        725,677
    Less expenses borne by
     investment adviser                  (158,287)
                                      -----------
    Net expenses                          567,390
                                      -----------
NET INVESTMENT LOSS                       (52,755)
                                      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net realized gain on securities           192,893
Net change in unrealized
  appreciation (depreciation) on
  investments                          10,201,578
                                      -----------
NET GAIN ON INVESTMENTS                10,394,471
                                      -----------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                     $10,341,716
                                      ===========

                       See Notes to Financial Statements                       5

Phoenix-Hollister Small Cap Value Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                  From
                                                                                Inception
                                                                Year Ended     11/20/97 to
                                                                  8/31/99        8/31/98
                                                                -----------    -----------
FROM OPERATIONS
  Net investment income (loss)                                  $   (52,755)   $   (66,488)
  Net realized gain (loss)                                          192,893         12,932
  Net change in unrealized appreciation (depreciation)           10,201,578     (6,740,688)
                                                                -----------    -----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                   10,341,716     (6,794,244)
                                                                -----------    -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net realized gains, Class A                                       (29,557)            --
  Net realized gains, Class B                                       (11,989)            --
  Net realized gains, Class C                                        (5,756)            --
  In excess of net investment income, Class A                            --        (27,475)
  In excess of net investment income, Class B                            --         (2,932)
  In excess of net investment income, Class C                            --         (1,800)
  In excess of net investment income, Class M                            --           (251)
                                                                -----------    -----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS         (47,302)       (32,458)
                                                                -----------    -----------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (1,080,990 and 2,003,648
    shares, respectively)                                        11,142,835     20,830,478
  Net asset value of shares issued from reinvestment of
    distributions (2,728 and 2,693 shares, respectively)             27,226         26,901
  Cost of shares repurchased (513,966 and 215,710 shares,
    respectively)                                                (5,211,308)    (2,249,618)
                                                                -----------    -----------
Total                                                             5,958,753     18,607,761
                                                                -----------    -----------
CLASS B
  Proceeds from sales of shares (328,886 and 779,154 shares,
    respectively)                                                 3,326,336      8,252,028
  Net asset value of shares issued from reinvestment of
    distributions (1,052 and 224 shares, respectively)               10,468          2,235
  Cost of shares repurchased (221,287 and 45,382 shares,
    respectively)                                                (2,235,715)      (463,815)
                                                                -----------    -----------
Total                                                             1,101,089      7,790,448
                                                                -----------    -----------
CLASS C
  Proceeds from sales of shares (338,260 and 381,563 shares,
    respectively)                                                 3,417,996      4,020,977
  Net asset value of shares issued from reinvestment of
    distributions (397 and 102 shares, respectively)                  3,935          1,015
  Cost of shares repurchased (108,144 and 38,337 shares,
    respectively)                                                (1,092,574)      (402,328)
                                                                -----------    -----------
Total                                                             2,329,357      3,619,664
                                                                -----------    -----------
CLASS M
  Proceeds from sales of shares (0 and 14,556 shares,
    respectively)                                                        --        146,910
  Net asset value of shares issued from reinvestment of
    distributions (0 and 25 shares, respectively)                        --            250
  Cost of shares repurchased (10,849 and 3,732 shares,
    respectively)                                                   (95,668)       (40,572)
                                                                -----------    -----------
Total                                                               (95,668)       106,588
                                                                -----------    -----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS       9,293,531     30,124,461
                                                                -----------    -----------
  NET INCREASE (DECREASE) IN NET ASSETS                          19,587,945     23,297,759
NET ASSETS
  Beginning of period                                            23,297,759              0
                                                                -----------    -----------
  END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS) OF $0 AND $0,
    RESPECTIVELY]                                               $42,885,704    $23,297,759
                                                                ===========    ===========

6                      See Notes to Financial Statements

Phoenix-Hollister Small Cap Value Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                          CLASS A                           CLASS B                           CLASS C
                                 --------------------------        --------------------------        --------------------------
                                                   FROM                              FROM                              FROM
                                  YEAR           INCEPTION          YEAR           INCEPTION          YEAR           INCEPTION
                                  ENDED         11/20/97 TO         ENDED         11/20/97 TO         ENDED         11/20/97 TO
                                 8/31/99          8/31/98          8/31/99          8/31/98          8/31/99          8/31/98
Net asset value, beginning of
  period                          $8.11            $10.00           $8.07            $10.00           $8.07            $10.00
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)     0.01(1)(2)       (0.01)(1)(2)    (0.06)(1)(3)      (0.08)(1)(3)    (0.06)(1)(4)      (0.08)(1)(4)
  Net realized and unrealized
    gain (loss)                    3.31             (1.85)           3.28             (1.82)           3.28             (1.82)
                                 -------          -------          -------          -------          -------          -------
      TOTAL FROM INVESTMENT
        OPERATIONS                 3.32             (1.86)           3.22             (1.90)           3.22             (1.90)
                                 -------          -------          -------          -------          -------          -------
LESS DISTRIBUTIONS
  Dividends from net realized
    gains                         (0.02)               --           (0.02)               --           (0.02)               --
  In excess of net investment
    income                           --             (0.03)             --             (0.03)             --             (0.03)
                                 -------          -------          -------          -------          -------          -------
      TOTAL DISTRIBUTIONS         (0.02)            (0.03)          (0.02)            (0.03)          (0.02)            (0.03)
                                 -------          -------          -------          -------          -------          -------
Change in net asset value          3.30             (1.89)           3.20             (1.93)           3.20             (1.93)
                                 -------          -------          -------          -------          -------          -------
NET ASSET VALUE, END OF PERIOD   $11.41             $8.11          $11.27             $8.07          $11.27             $8.07
                                 =======          =======          =======          =======          =======          =======
Total return(5)                   40.90%           (18.64)%(6)      39.86%           (19.07)%(6)      39.86%           (19.09)%(6)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                    $26,926          $14,519          $9,494            $5,922          $6,465            $2,770

RATIO TO AVERAGE NET ASSETS
  OF:
  Operating expenses               1.40%             1.40%(7)        2.15%             2.15%(7)        2.15%             2.15%(7)
  Net investment income (loss)     0.15%            (0.14)%(7)      (0.60)%           (1.01)%(7)      (0.60)%           (0.98)%(7)
Portfolio turnover                  203%              105%(6)         203%              105%(6)         203%              105%(6)

(1)  Computed using average shares outstanding.
(2) Includes reimbursement of operating expenses by investment adviser of $0.06 and $0.14, respectively.
(3) Includes reimbursement of operating expenses by investment adviser of $0.06 and $0.14, respectively.
(4) Includes reimbursement of operating expenses by investment adviser of $0.06 and $0.14, respectively.
(5)  Maximum sales charges are not reflected in the total return calculation.
(6)  Not annualized.
(7)  Annualized.

                       See Notes to Financial Statements                       7

PHOENIX-HOLLISTER VALUE EQUITY FUND

AVERAGE ANNUAL TOTAL RETURNS(1)                            PERIOD ENDING 8/31/99

                                                                          INCEPTION        INCEPTION
                                                            1 YEAR        TO 8/31/99         DATE
                                                            -------       ----------       ---------
Class A Shares at NAV(2)                                    35.89%           11.49%         11/5/97
Class A Shares at POP(3)                                    29.44             8.55          11/5/97
Class B Shares at NAV(2)                                    35.05            10.68          11/5/97
Class B Shares with CDSC(4)                                 31.21             8.73          11/5/97
Class C Shares at NAV(2)                                    34.91            10.66          11/5/97
Class C Shares with CDSC(4)                                 34.91            10.66          11/5/97
S&P 500 Index(6)                                            39.88            22.26          11/5/97

         (1) Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.
         (2) "NAV" (Net Asset Value) total returns do not include the effect of any sales charge.
         (3) "POP" (Public Offering Price) total returns include the effect of the maximum front-end 4.75% sales charge.
         (4) CDSC (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for B shares decline from 5% to 0% over a five year period. CDSC charges for C shares are 1% in the first year and 0% thereafter.
         (5) This chart illustrates POP returns on Class A shares and CDSC returns for Class B and Class C shares since inception.
         (6) The S&P 500 Index is a measure of stock market total return performance. The index's performance does not reflect sales charges.
                        All returns represent past performance which may not be indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

GROWTH OF $10,000                                            PERIODS ENDING 8/31

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               PHOENIX-HOLLISTER             PHOENIX-HOLLISTER             PHOENIX-HOLLISTER        S&P 500 INDEX(6)
          VALUE EQUITY FUND CLASS A(5)  VALUE EQUITY FUND CLASS B(5)  VALUE EQUITY FUND CLASS C(5)
11/04/97                     $9,525.00                    $10,000.00                    $10,000.00        $10,000.00
08/31/98                     $8,546.00                     $8,908.00                     $8,914.00        $10,310.00
08/31/99                    $11,613.00                    $11,647.00                    $12,027.00        $14,421.00

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 11/5/97 (inception of the Fund) in Class A, Class B and Class C shares. The total return for Class A shares reflects the maximum sales charge of 4.75% on the initial investment. The total return for Class B shares reflects the CDSC charges which decline from 5% to 0% over a five year period. The total return for Class C shares reflects the CDSC charges which are 1% in the first year and 0% thereafter. Performance assumes dividends and capital gains are reinvested.

SECTOR WEIGHTINGS                                                        8/31/99
As a percentage of equity holdings

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Capital Goods           26%
Technology              25%
Financials              25%
Consumer Staples         8%
Communication Services   7%
Basic Materials          4%
Consumer Cyclicals       3%
Other                    2%

Phoenix-Hollister Value Equity Fund

    TEN LARGEST HOLDINGS AT AUGUST 31, 1999 (AS A PERCENTAGE OF NET ASSETS)

 1.  Honeywell, Inc.                       5.1%
     SUPPLIES PRODUCTS, SYSTEMS AND SERVICES TO
     CONSERVE ENERGY
 2.  Corning, Inc.                         4.0%
     PRODUCES OPTICAL FIBER AND CABLE,
     SPECIALIZED GLASS PRODUCTS,
     AND TV GLASS PANELS
 3.  Alcatel SA ADR (France)               3.6%
     COMMUNICATIONS, TRANSPORTATION AND ENERGY
     INFRASTRUCTURES SUPPLIER
 4.  SLM Holding Corp.                     3.4%
     PROVIDES FUNDING AND SERVICING SUPPORT FOR
     HIGHER EDUCATION LOANS
 5.  Chase Manhattan Corp. (The)           3.4%
     DOMESTIC AND INTERNATIONAL FINANCIAL
     SERVICES PROVIDER
 6.  Citigroup, Inc.                       3.2%
     DIVERSIFIED FINANCIAL SERVICES HOLDING
     COMPANY
 7.  Eaton Corp.                           3.2%
     GLOBAL MANUFACTURER OF HIGHLY ENGINEERED
     PRODUCTS
 8.  American International Group, Inc.    3.2%
     INTERNATIONAL INSURANCE AND FINANCIAL
     SERVICES PROVIDER
 9.  SAP AG Sponsored ADR                  3.0%
     PROVIDES BUSINESS APPLICATIONS SOFTWARE
     AND CONSULTING SERVICES
10.  Xerox Corp.                           2.9%
     DOCUMENT-RELATED BUSINESS SOLUTIONS,
     PRODUCTS AND SERVICES PROVIDER

                         INVESTMENTS AT AUGUST 31, 1999

                                               SHARES         VALUE
                                              --------   ----------------
COMMON STOCKS--81.0%
AUTO PARTS & EQUIPMENT--2.8%
Delphi Automotive Systems Corp..........       82,500    $      1,546,875

BANKS (MONEY CENTER)--8.3%
Bank of America Corp....................       20,000           1,210,000
Chase Manhattan Corp. (The).............       22,000           1,841,125
Morgan (J.P.) & Co., Inc................       11,500           1,485,656
                                                         ----------------
                                                                4,536,781
                                                         ----------------

BEVERAGES (ALCOHOLIC)--2.8%
Anheuser-Busch Companies, Inc...........       20,000           1,540,000

BROADCASTING (TELEVISION, RADIO & CABLE)--2.2%
MediaOne Group, Inc.(b).................       18,000           1,183,500
CHEMICALS--0.9%
Praxair, Inc............................       10,000             470,000
CHEMICALS (DIVERSIFIED)--2.8%
Monsanto Co.............................       38,000           1,560,375

COMMUNICATIONS EQUIPMENT--2.8%
CIENA Corp.(b)..........................       44,000           1,545,500

COMPUTERS (NETWORKING)--1.4%
3Com Corp.(b)...........................       30,000             744,375

COMPUTERS (SOFTWARE & SERVICES)--3.5%
Computer Associates International,
Inc.....................................       22,000           1,243,000
Healtheon Corp.(b)......................       20,000             676,250
                                                         ----------------
                                                                1,919,250
                                                         ----------------
                                               SHARES         VALUE
                                              --------   ----------------

ELECTRICAL EQUIPMENT--5.1%
Honeywell, Inc..........................       24,800    $      2,814,800

ENGINEERING & CONSTRUCTION--2.3%
Dycom Industries, Inc.(b)...............       40,000           1,235,000

ENTERTAINMENT--2.6%
Royal Caribbean Cruises Ltd.............       30,000           1,404,375

FINANCIAL (DIVERSIFIED)--8.7%
Citigroup, Inc..........................       40,000           1,777,500
Fannie Mae..............................       18,000           1,118,250
SLM Holding Corp........................       42,000           1,855,875
                                                         ----------------
                                                                4,751,625
                                                         ----------------

INSURANCE (MULTI-LINE)--5.8%
American International Group, Inc.......       19,000           1,761,063
CIGNA Corp..............................       16,000           1,437,000
                                                         ----------------
                                                                3,198,063
                                                         ----------------

MACHINERY (DIVERSIFIED)--2.2%
Caterpillar, Inc........................       21,000           1,189,125

MANUFACTURING (DIVERSIFIED)--9.2%
Corning, Inc............................       33,000           2,194,500
Eaton Corp..............................       18,000           1,764,000
Illinois Tool Works, Inc................       14,000           1,091,125
                                                         ----------------
                                                                5,049,625
                                                         ----------------

MANUFACTURING (SPECIALIZED)--2.4%
Diebold, Inc............................       50,000           1,331,250

                       See Notes to Financial Statements                       9

Phoenix-Hollister Value Equity Fund

                                               SHARES         VALUE
                                              --------   ----------------
OFFICE EQUIPMENT & SUPPLIES--2.5%
Pitney Bowes, Inc.......................       23,000    $      1,357,000

OIL (INTERNATIONAL INTEGRATED)--0.7%
Exxon Corp..............................        5,000             394,375
PHOTOGRAPHY/IMAGING--2.9%
Xerox Corp..............................       33,600           1,604,400

RAILROADS--0.9%
Union Pacific Corp......................       10,000             486,875
SERVICES (DATA PROCESSING)--1.6%
First Data Corp.........................       20,000             880,000

TELECOMMUNICATIONS (LONG DISTANCE)--2.2%
AT&T Corp...............................       27,000           1,215,000

TELEPHONE--4.4%
BellSouth Corp..........................       27,000           1,221,750
GTE Corp................................       17,000           1,166,625
                                                         ----------------
                                                                2,388,375
                                                         ----------------
-------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $40,774,132)                                  44,346,544
-------------------------------------------------------------------------
FOREIGN COMMON STOCKS--11.3%

COMMUNICATIONS EQUIPMENT--8.3%
Alcatel SA ADR (France).................       63,000           1,949,062
Newbridge Networks Corp. (Canada)(b)....       41,000           1,124,937
Telefonaktiebolaget LM Ericsson
Sponsored ADR (Sweden)..................       45,000           1,465,313
                                                         ----------------
                                                                4,539,312
                                                         ----------------
                                               SHARES         VALUE
                                              --------   ----------------

COMPUTERS (SOFTWARE & SERVICES)--3.0%
SAP AG Sponsored ADR (Germany)..........       50,000    $      1,650,000
-------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $5,667,039)                                    6,189,312
-------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--92.3%
(IDENTIFIED COST $46,441,171)                                  50,535,856
-------------------------------------------------------------------------

                                  STANDARD
                                  & POOR'S       PAR
                                   RATING       VALUE
                                 (Unaudited)    (000)
                                 -----------   --------

SHORT-TERM OBLIGATIONS--0.5%

COMMERCIAL PAPER--0.5%
Koch Industries, Inc. 5.52%,
9/1/99.........................    A-1+          $285              285,000
--------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $285,000)                                         285,000
--------------------------------------------------------------------------

TOTAL INVESTMENTS--92.8%
(IDENTIFIED COST $46,726,171)                                   50,820,856(a)
Cash and receivables, less liabilities--7.2%                     3,970,384
                                                          ----------------
NET ASSETS--100.0%                                        $     54,791,240
                                                          ================

(a)                     Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $5,746,517 and gross depreciation of $1,740,723 for
                        federal income tax purposes. At August 31, 1999, the
                        aggregate cost of securities for federal income tax purposes was $46,815,062.
(b)                     Non-income producing.

10                     See Notes to Financial Statements

Phoenix-Hollister Value Equity Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                AUGUST 31, 1999

ASSETS
Investment securities at value
  (Identified cost $46,726,171)       $50,820,856
Cash                                      188,813
Receivables
  Investment securities sold            4,696,360
  Fund shares sold                        104,660
  Dividends and interest                   58,236
Prepaid expenses                              688
                                      -----------
    Total assets                       55,869,613
                                      -----------
LIABILITIES
Payables
  Investment securities purchased         826,998
  Fund shares repurchased                   9,630
  Investment advisory fee                 123,631
  Distribution fee                         30,053
  Transfer agent fee                       12,300
  Trustees' fee                             8,617
  Financial agent fee                       7,015
Accrued expenses                           60,129
                                      -----------
    Total liabilities                   1,078,373
                                      -----------
NET ASSETS                            $54,791,240
                                      ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of
  beneficial interest                 $51,189,350
Accumulated net realized loss            (492,795)
Net unrealized appreciation             4,094,685
                                      -----------
NET ASSETS                            $54,791,240
                                      ===========
CLASS A
Shares of beneficial interest
  outstanding, $1 par value,
  unlimited authorization
  (Net Assets $26,974,253)              2,226,738
Net asset value per share                  $12.11
Offering price per share
  $12.11/(1-4.75%)                         $12.71
CLASS B
Shares of beneficial interest
  outstanding, $1 par value,
  unlimited authorization
  (Net Assets $24,709,291)              2,059,944
Net asset value and offering price
  per share                                $12.00
CLASS C
Shares of beneficial interest
  outstanding, $1 par value,
  unlimited authorization
  (Net Assets $3,107,696)                 258,908
Net asset value and offering price
  per share                                $12.00

                            STATEMENT OF OPERATIONS
                           YEAR ENDED AUGUST 31, 1999

INVESTMENT INCOME
Dividends                              $  599,766
Interest                                    7,025
Foreign taxes withheld                     (9,251)
                                       ----------
    Total investment income               597,540
                                       ----------
EXPENSES
Investment advisory fee                   323,222
Distribution fee, Class A                  65,123
Distribution fee, Class B                 141,449
Distribution fee, Class C                  28,862
Distribution fee, Class M                      42
Financial agent fee                        65,155
Transfer agent                             68,419
Registration                               24,388
Professional                               20,406
Trustees                                   20,080
Custodian                                  14,986
Organizational                             13,715
Printing                                   10,047
Miscellaneous                               7,440
                                       ----------
    Total expenses                        803,334
    Less expenses borne by investment
     adviser                             (137,203)
                                       ----------
    Net expenses                          666,131
                                       ----------
NET INVESTMENT LOSS                       (68,591)
                                       ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net realized gain on securities            87,678
Net change in unrealized appreciation
  (depreciation) on investments         8,940,662
                                       ----------
NET GAIN ON INVESTMENTS                 9,028,340
                                       ----------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                      $8,959,749
                                       ==========

                       See Notes to Financial Statements                      11

Phoenix-Hollister Value Equity Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                  From
                                                                                Inception
                                                                Year Ended     11/5/97 to
                                                                  8/31/99        8/31/98
                                                                -----------    -----------
FROM OPERATIONS
  Net investment income (loss)                                  $   (68,591)   $    15,327
  Net realized gain (loss)                                           87,678       (579,675)
  Net change in unrealized appreciation (depreciation)            8,940,662     (4,845,977)
                                                                -----------    -----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                    8,959,749     (5,410,325)
                                                                -----------    -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class A                                      (61,486)       (11,186)
Net investment income, Class B                                       (2,136)        (2,802)
Net investment income, Class C                                         (982)        (1,239)
Net investment income, Class M                                           --           (100)
In excess of net investment income, Class A                         (49,116)        (6,975)
In excess of net investment income, Class B                          (1,706)        (1,747)
In excess of net investment income, Class C                            (784)          (773)
In excess of net investment income, Class M                              --            (61)
                                                                -----------    -----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS        (116,210)       (24,883)
                                                                -----------    -----------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (511,993 and 2,356,722
    shares, respectively)                                         6,168,646     25,504,049
  Net asset value of shares issued from reinvestment of
    distributions (9,487 and 1,823 shares, respectively)            110,073         18,045
  Cost of shares repurchased (504,840 and 148,447 shares,
    respectively)                                                (6,064,609)    (1,615,279)
                                                                -----------    -----------
Total                                                               214,110     23,906,815
                                                                -----------    -----------
CLASS B
  Proceeds from sales of shares (1,603,387 and 621,551
    shares, respectively)                                        20,006,209      6,514,113
  Net asset value of shares issued from reinvestment of
    distributions (298 and 370 shares, respectively)                  3,446          3,662
  Cost of shares repurchased (138,841 and 26,821 shares,
    respectively)                                                (1,652,638)      (296,436)
                                                                -----------    -----------
Total                                                            18,357,017      6,221,339
                                                                -----------    -----------
CLASS C
  Proceeds from sales of shares (87,709 and 260,718 shares,
    respectively)                                                   985,203      2,734,842
  Net asset value of shares issued from reinvestment of
    distributions (122 and 108 shares, respectively)                  1,405          1,073
  Cost of shares repurchased (54,302 and 35,447 shares,
    respectively)                                                  (656,192)      (375,236)
                                                                -----------    -----------
Total                                                               330,416      2,360,679
                                                                -----------    -----------
CLASS M
  Proceeds from sales of shares (0 and 12,175 shares,
    respectively)                                                        --        122,245
  Net asset value of shares issued from reinvestment of
    distributions (0 and 16 shares, respectively)                        --            161
  Cost of shares repurchased (10,024 and 2,167 shares,
    respectively)                                                  (105,146)       (24,727)
                                                                -----------    -----------
Total                                                              (105,146)        97,679
                                                                -----------    -----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS      18,796,397     32,586,512
                                                                -----------    -----------
  NET INCREASE (DECREASE) IN NET ASSETS                          27,639,936     27,151,304
NET ASSETS
  Beginning of period                                            27,151,304              0
                                                                -----------    -----------
  END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS) OF $0 AND $69,817,
    RESPECTIVELY]                                               $54,791,240    $27,151,304
                                                                ===========    ===========

12                     See Notes to Financial Statements

Phoenix-Hollister Value Equity Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                          CLASS A                          CLASS B                          CLASS C
                                 -------------------------        -------------------------        -------------------------
                                                   FROM                             FROM                             FROM
                                  YEAR          INCEPTION          YEAR          INCEPTION          YEAR          INCEPTION
                                  ENDED         11/5/97 TO         ENDED         11/5/97 TO         ENDED         11/5/97 TO
                                 8/31/99         8/31/98          8/31/99         8/31/98          8/31/99         8/31/98
Net asset value, beginning of
  period                           $8.94          $10.00            $8.89          $10.00            $8.89          $10.00
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)      0.02(1)(2)      0.03(1)(2)      (0.07)(1)(3)    (0.04)(1)(3)     (0.07)(1)(4)    (0.04)(1)(4)
  Net realized and unrealized
    gain (loss)                     3.20           (1.07)            3.19           (1.05)            3.19           (1.05)
                                 -------         -------          -------         -------          -------         -------
      TOTAL FROM INVESTMENT
        OPERATIONS                  3.22           (1.04)            3.12           (1.09)            3.12           (1.09)
                                 -------         -------          -------         -------          -------         -------
LESS DISTRIBUTIONS
  Dividends from net
    investment income              (0.03)          (0.01)           (0.01)          (0.01)           (0.01)          (0.01)
  In excess of net investment
    income                         (0.02)          (0.01)              --           (0.01)              --           (0.01)
                                 -------         -------          -------         -------          -------         -------
      TOTAL DISTRIBUTIONS          (0.05)          (0.02)           (0.01)          (0.02)           (0.01)          (0.02)
                                 -------         -------          -------         -------          -------         -------
Change in net asset value           3.17           (1.06)            3.11           (1.11)            3.11           (1.11)
                                 -------         -------          -------         -------          -------         -------
NET ASSET VALUE, END OF PERIOD    $12.11           $8.94           $12.00           $8.89           $12.00           $8.89
                                 =======         =======          =======         =======          =======         =======
Total return(5)                    35.89%         (10.28)%(6)       35.05%         (10.92)%(6)       34.91%         (10.86)%(6)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                    $26,974         $19,766          $24,709          $5,291           $3,108          $2,005

RATIO TO AVERAGE NET ASSETS
  OF:
  Operating expenses                1.25%           1.25%(7)         2.00%           2.00%(7)         2.00%           2.00%(7)
  Net investment income (loss)      0.14%           0.31%(7)        (0.62)%         (0.45)%(7)       (0.60)%         (0.45)%(7)
Portfolio turnover                   192%             59%(6)          192%             59%(6)          192%             59%(6)

(1)  Computed using average shares outstanding.
(2) Includes reimbursement of operating expenses by investment adviser of $0.04 and $0.15, respectively.
(3) Includes reimbursement of operating expenses by investment adviser of $0.03 and $0.15, respectively.
(4) Includes reimbursement of operating expenses by investment adviser of $0.04 and $0.15, respectively.
(5)  Maximum sales charges are not reflected in the total return calculation.
(6)  Not annualized.
(7)  Annualized.

                       See Notes to Financial Statements                      13

PHOENIX INVESTMENT TRUST 97
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1999

1. SIGNIFICANT ACCOUNTING POLICIES

  The Phoenix Investment Trust 97 (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose shares are offered in two separate Series, each a "Fund". Each Fund has distinct investment objectives.

  Phoenix-Hollister Small Cap Value Fund seeks long-term capital appreciation. Phoenix-Hollister Value Equity Fund's primary investment objective is to seek long-term capital appreciation and its secondary objective is to seek current income by investing in a diversified portfolio of common stocks.

  Each Fund offers Class A, Class B and Class C shares. Class M shares have been closed. Class A shares are sold with the front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Fund are borne pro rata by the holders of all classes of shares, except that each class bears distribution expenses unique to that class.

  The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

  Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

  Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code (the "Code"), applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under
Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

  Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, foreign currency gain/loss, partnerships, operating losses and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

  Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. FORWARD CURRENCY CONTRACTS:

  Each Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

  A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded

PHOENIX INVESTMENT TRUST 97
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1999 (CONTINUED)

directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

G. OPTIONS:

  Each Fund may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

  Each Fund will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

  Each Fund may purchase options which are included in the Funds' Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid.

H. EXPENSES:

  Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.

I. REPURCHASE AGREEMENTS:

  A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or, if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

  As compensation for its services to the Trust, the Adviser, Phoenix Investment Counsel, Inc., an indirect majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each separate Fund:

                                      1st $1      $1-2       $2+
Fund                                 Billion    Billion    Billion
----                                 --------   --------   --------
Small Cap Value Fund...............   0.90%      0.85%      0.80%
Value Equity Fund..................   0.75%      0.70%      0.65%

  The Adviser has voluntarily agreed to assume total operating expenses of each Fund excluding interest, taxes, brokerage fees, commissions and extraordinary expenses, until December 31, 1999, to the extent that such expenses exceed the following percentages of the average annual net asset values for each Fund:

                                    Class A    Class B    Class C
                                     Shares     Shares     Shares
                                    --------   --------   --------
Small Cap Value Fund..............   1.40%      2.15%      2.15%
Value Equity Fund.................   1.25%      2.00%      2.00%

  As Distributor of the Trust's shares, Phoenix Equity Planning Corp. ("PEPCO"), an indirect majority-owned subsidiary of PHL, has advised the Trust that it retained net selling commissions of $16,008 for Class A shares, and deferred sales charges of $53,653 for Class B shares and $5,974 for Class C shares for the year ended August 31, 1999. In addition, each Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of the Fund. The Distributor has advised the Trust that of the total amount expensed for the year ended August 31, 1999, $319,335 was retained by the Distributor, $88,196 was paid to unaffiliated participants, and $6,834 was paid to W.S. Griffith, an indirect subsidiary of PHL.

  As Financial Agent of each Fund, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of subagent's performance. The current fee schedule of PFPC Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of each Fund. Certain minimum fees and fee waivers may apply.

  PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the year ended August 31, 1999, transfer agent fees were $141,640 of which PEPCO retained $8,079 which is net of the fees paid to State Street.

PHOENIX INVESTMENT TRUST 97
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1999 (CONTINUED)

  At August 31, 1999, PHL and its affiliates held shares of the Trust which aggregated the following:

                                                  Aggregate Net
                                       Shares      Asset Value
                                      ---------   -------------
Small Cap Value Fund, Class A.......    472,213    $ 5,387,956
Value Equity Fund, Class A..........  1,161,425     14,064,855
Value Equity Fund, Class B..........  1,381,952     16,583,430

3. PURCHASE AND SALE OF SECURITIES

  Purchases and sales of securities during the year ended August 31, 1999 (excluding U.S. Government and agency securities, and short-term securities) aggregated the following:

                                        Purchases       Sales
                                       -----------   -----------
Small Cap Value Fund.................  $75,326,118   $67,368,420
Value Equity Fund....................   95,787,856    81,183,929

  There were no purchases or sales of long-term U.S. Government and agency securities during the year ended August 31, 1999.

4. CREDIT RISK

  In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

5. CAPITAL LOSS CARRYOVERS

  At August 31, 1999, the Value Equity Fund had a capital loss carryover of $403,905, expiring in 2007, which may be used to offset future capital gains.

  Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended August 31, 1999, the Small Cap Value Fund deferred capital losses of $1,016,461 and the Value Equity Fund utilized capital losses deferred in the prior year in the amount of $678,812.

6. RECLASS OF CAPITAL ACCOUNTS

  In accordance with accounting pronouncements, the Funds have recorded reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of each of the Funds and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder. As of August 31, 1999, the Funds recorded the following reclassifications to increase (decrease) the accounts listed below:

                                                        Capital paid
                        Undistributed    Accumulated    in on shares
                        net investment   net realized   of benefical
                            income       gain (loss)      interest
                        --------------   ------------   ------------
Small Cap Value
Fund..................    $   52,755     $   (37,541)   $   (15,214)
Value Equity Fund.....       114,984            (798)      (114,186)

  This report is not authorized for distribution to prospective investors in the Phoenix Investment Trust 97 unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

                       REPORT OF INDEPENDENT ACCOUNTANTS

[LOGO]

To the Trustees and Shareholders of
Phoenix Investment Trust 97:

   In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments (except for bond ratings), and the related statements of operations and of changes in net assets, and the financial highlights present fairly, in all material respects, the financial position of the Phoenix-Hollister Small Cap Value Fund and the Phoenix-Hollister Value Equity Fund (constituting the Phoenix Investment Trust 97, hereinafter referred to as the "Trust") at August 31, 1999, the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts
October 8, 1999

PHOENIX INVESTMENT TRUST 97
101 Munson Street
Greenfield, Massachusetts 01301

TRUSTEES
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Everett L. Morris
James M. Oates
Calvin J. Pedersen
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
John F. Sharry, Executive Vice President
Robert S. Driessen, Vice President
Christian C. Bertelsen, Vice President
William R. Moyer, Vice President
Leonard J. Saltiel, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Clerk and Secretary

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

TRANSFER AGENT
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

HOW TO CONTACT US

The Fund Connection          1-800-243-1574
Customer Service             1-800-243-1574
                             (option 0)
Investment Strategy Hotline  1-800-243-4361
                             (option 2)
Marketing Department         1-800-243-4361
                             (option 3)
Text Telephone               1-800-243-1926

World Wide Web address:
WWW.PHOENIXINVESTMENTS.COM

PRSRT STD
U.S. Postage
P A I D
Springfield, MA
Permit No. 444

PHOENIX EQUITY PLANNING CORPORATION
PO Box 2200
Enfield CT  06083-2200

[LOGO] PHOENIX
       INVESTMENT PARTNERS

PXP 215 (10/99)